Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	ShipRush	PCSTrac	MacroPoint	Total
Purchase price consideration:
Cash, less cash acquired related to ShipRush ($253), PCSTrac (nil) and MacroPoint ($2,098)	14,198	11,492	86,177	111,867
Common shares issued	-	-	20,000	20,000
Contingent consideration	1,233	-	-	1,233
Net working capital adjustments payable	88	40	163	291
	15,519	11,532	106,340	133,391
Allocated to:
Current assets, excluding cash acquired	461	467	2,127	3,055
Current liabilities	(266)	(10)	(1,693)	(1,969)
Deferred revenue	(609)	-	(5,787)	(6,396)
Net tangible (liabilities) assets assumed	(414)	457	(5,353)	(5,310)

Finite life intangible assets acquired:
Customer agreements and relationships	2,400	1,850	26,030	30,280
Existing technology	4,710	3,270	17,170	25,150
In-process research and development	-	-	290	290
Tradenames	120	60	570	750
Non-compete covenants	100	80	2,420	2,600
Goodwill	8,603	5,815	65,213	79,631
	15,519	11,532	106,340	133,391
	Pixi	Appterra	4Solutions	Datamyne	Total
Purchase price consideration:
Cash, less cash acquired related to Pixi ($688), Appterra ($66), 4Solutions ($281) and Datamyne ($2,637)	10,648	5,703	2,456	52,541	71,348
Contingent consideration	-	700	-	-	700
Net working capital adjustments (receivable)	(26)	(118)	4	(567)	(707)
	10,622	6,285	2,460	51,974	71,341
Allocated to:
Current assets, excluding cash acquired	500	391	257	1,837	2,985
Property and equipment	46	21	33	87	187
Deferred income tax asset	-	18	-	3,281	3,299
Current liabilities	(523)	(328)	(182)	(1,263)	(2,296)
Deferred revenue	(78)	(633)	(164)	(2,979)	(3,854)
Deferred income tax liability	(1,870)	-	(443)	(10,955)	(13,268)
Income tax liability	-	-	-	(694)	(694)
Net tangible liabilities assumed	(1,925)	(531)	(499)	(10,686)	(13,641)

Finite life intangible assets acquired:
Customer agreements and relationships	1,375	1,840	910	13,300	17,425
Existing technology	4,467	1,160	607	12,500	18,734
Trade names	-	-	91	1,790	1,881
Non-compete covenants	-	50	-	390	440
Goodwill	6,705	3,766	1,351	34,680	46,502
	10,622	6,285	2,460	51,974	71,341
	MK Data	BearWare	Oz	Total
Purchase price consideration:
Cash, net of cash acquired related to MK Data ($345), BearWare ($243) and Oz ($870)	80,151	11,243	29,459	120,853
Net working capital adjustments (receivable)	(84)	(19)	(24)	(127)
	80,067	11,224	29,435	120,726
Allocated to:
Current assets, excluding cash acquired	2,083	759	466	3,308
Property and equipment	-	-	29	29
Current liabilities	(204)	(112)	(293)	(609)
Deferred revenue	(2,610)	(451)	(1,634)	(4,695)
Net tangible assets (liabilities) assumed	(731)	196	(1,432)	(1,967)
Finite life intangible assets acquired:
Customer agreements and relationships	7,500	2,600	5,400	15,500
Existing technology	22,000	3,400	7,500	32,900
Tradenames	190	70	90	350
Non-compete covenants	-	-	240	240
Goodwill	51,108	4,958	17,637	73,703
	80,067	11,224	29,435	120,726

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	ShipRush (in years)	PCSTrac (in years)	MacroPoint (in years)
Customer agreements and relationships	9	13	12
Existing technology	5	5	5
Trade names	8	4	8
Non-compete covenants	5	5	5
	Pixi (in years)	Appterra (in years)	4Solutions (in years)	Datamyne (in years)
Customer agreements and relationships	9	11	8	9
Existing technology	5	5	2	6
Trade names	N/A	N/A	5	9
Non-compete covenants	N/A	5 years	N/A	5
	MK Data	BearWare	Oz
Customer agreements and relationships (in years)	13	11	9
Existing technology (in years)	7	5	5
Tradenames (in years)	5	5	3
Non-compete covenants (in years)	N/A	N/A	5

Business Acquisition, Pro Forma Information [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Revenues	247,093	236,972	228,665
Net income	26,673	22,414	17,381
Earnings per share
Basic	0.35	0.30	0.23
Diluted	0.35	0.29	0.23